OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2025	2024

Employees and payroll accruals	$1,948	$2,133
Accrued expenses	1,194	1,274
Government authorities	384	1,063
Uncertain tax positions	178	1,874
Others	289	89

	$3,993	$6,433